Voyage Expenses and Vessel Operating Expenses - Voyage Expenses (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Voyage Expenses And Vessel Operating Expenses [Abstract]
Port expenses	$ 2,841,661	$ 2,546,926	$ 3,306,157
Bunkers	11,641,615	6,668,126	6,117,326
Commissions	4,796,483	4,584,612	4,259,812
Other voyage expenses	1,407,416	1,916,873	1,706,970
Total	$ 20,687,175	$ 15,716,537	$ 15,390,265